Financial risk management - Currency Appreciation/Depreciation Effects on Net Monetary Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (904,683)	$ (587,462)
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(686,223)	(600,680)
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(337,029)	(282,129)
Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(317,296)	(260,372)
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(634,685)	(444,617)
Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(438,604)	(480,501)
Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,500	23,603
Uruguay, Pesos | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21,586	24,512
Currency risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(73,431)	(71,636)
Currency risk | Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(31,730)	(26,037)
Currency risk | Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(43,860)	(48,050)
Currency risk | Uruguay, Pesos | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 2,159	$ 2,451